SHARE-BASED COMPENSATION - Share Options Granted (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding (in shares) | shares	7,259,362
Exercisable (in shares) | shares	4,515,026
Expected to vest (in shares) | shares	2,744,336
Outstanding (in dollars per share) | $ / shares	$ 0.5533
Exercisable (in dollars per share) | $ / shares	0.5643
Expected to vest (in dollars per share) | $ / shares	$ 0.5351
Outstanding (in years)	1 year 7 months 17 days	1 year 7 months 17 days
Exercisable (in years)	10 months 13 days	10 months 13 days
Expected to vest (in years)	2 years 10 months 20 days	2 years 10 months 20 days
Outstanding (in dollars) | $	$ 45,556
Exercisable (in dollars) | $	28,284
Expected to vest (in dollars) | $	$ 17,272
Share Options
SHARE-BASED COMPENSATION
Weighted average grant date fair value | $ / shares	$ 4.9563		$ 0	$ 18.9219
Options exercised (in shares) | shares	2,560,304	2,560,304	2,968,984	5,875,592
Intrinsic value of options exercised	$ 15,224	$ 118,913